Interest and Other Income from Continuing Operations (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Revenue And Other Income From Continuing Operations Explanatory [Abstract]
Refundable tax offset rate	43.50%
Annual aggregate turnover	$ 20,000,000
Other income	$ 4,126,364	$ 3,363,433	$ 4,951,167